INVESTMENTS - Investments in associates and joint ventures (Details) R$ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2023 BRL (R$)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 BRL (R$) € / shares	Jun. 30, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
INVESTMENTS
Equity	R$ 42,700,013	R$ 24,166,688	R$ 42,700,013	R$ 42,700,013	R$ 24,166,688	R$ 33,166,365	R$ 15,175,130
Income (expenses) of the year	5,077,623	R$ 181,789	10,320,416		10,487,899
Company Participation, in equity	407,041		407,041	407,041		379,117
Company Participation, in the income (expense) of the period			419		9,307
Associates
INVESTMENTS
Company Participation, in equity	100,837		100,837	100,837		R$ 114,329
Company Participation, in the income (expense) of the period			R$ (11,010)		658
Ensyn Corporation
INVESTMENTS
Participation equity (%), Associate			26.07%			26.59%
Company Participation, in equity	700		R$ 700	700		R$ 1,250
Company Participation, in the income (expense) of the period			R$ (4,304)		5,597
Spinnova Plc
INVESTMENTS
Participation equity (%), Associate			19.03%			19.03%
Company Participation, in equity	100,137		R$ 100,137	R$ 100,137		R$ 113,079
Company Participation, in the income (expense) of the period			(6,706)		(4,939)
Average share price quoted on the NFNGM | € / shares				R$ 4.91
Joint ventures
INVESTMENTS
Company Participation, in equity	282,663		282,663	R$ 282,663		R$ 239,871
Company Participation, in the income (expense) of the period			R$ 11,661		8,763
Biomas
INVESTMENTS
Participation equity (%), Associate			16.66%			100.00%
Biomas | Domestic (Brazil)
INVESTMENTS
Participation equity (%), Joint venture			16.66%
Company Participation, in equity	4,825		R$ 4,825	4,825
Company Participation, in the income (expense) of the period			R$ (175)
Ibema Companhia Brasileira de Papel
INVESTMENTS
Participation equity (%), Associate			49.90%			49.90%
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
INVESTMENTS
Participation equity (%), Joint venture			49.90%
Company Participation, in equity	182,985		R$ 182,985	182,985		R$ 158,996
Company Participation, in the income (expense) of the period			R$ 21,524		8,764
F&E Technologies LLC | Foreign
INVESTMENTS
Participation equity (%), Joint venture			50.00%
Company Participation, in equity	4,964		R$ 4,964	4,964		R$ 5,230
Woodspin Oy
INVESTMENTS
Participation equity (%), Associate			50.00%			50.00%
Woodspin Oy | Foreign
INVESTMENTS
Participation equity (%), Joint venture			50.00%
Company Participation, in equity	89,889		R$ 89,889	89,889		R$ 75,645
Company Participation, in the income (expense) of the period			(9,688)		(1)
Other movements
INVESTMENTS
Company Participation, in equity	23,541		23,541	23,541		R$ 24,917
Company Participation, in the income (expense) of the period			(232)		R$ (114)
Ensyn Corporation
INVESTMENTS
Equity	2,684		2,684	2,684
Income (expenses) of the year			(16,508)
Spinnova Plc
INVESTMENTS
Equity	526,204		526,204	526,204
Biomas | Domestic (Brazil)
INVESTMENTS
Equity	28,962		28,962	28,962
Income (expenses) of the year			(1,051)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
INVESTMENTS
Equity	366,704		366,704	366,704
Income (expenses) of the year			76,069
F&E Technologies LLC | Foreign
INVESTMENTS
Equity	9,928		9,928	9,928
Woodspin Oy | Foreign
INVESTMENTS
Equity	R$ 179,778		179,778	R$ 179,778
Income (expenses) of the year			R$ (19,376)